Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 48,457	$ 71,439	$ 87,255	$ 94,157
Restricted cash – current	1,858	1,599	1,380	750
Restricted cash – long-term	2,672	2,672	0	0
Cash and cash equivalents and restricted cash	$ 52,987	$ 75,710	$ 88,635	$ 94,907